Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Management Unit Awards
Stock-based Compensation
Summary of information related to the units/shares or awards

		Weighted Average
		Grant Date Fair Value
	JEH Units	per Share
Unvested at December 31, 2015	189,355	$15.00
Granted	40,630	15.00
Forfeited	(40,630)	15.00
Vested	(98,593)	15.00
Unvested at December 31, 2016	90,762	$15.00

Restricted Stock Unit Awards
Stock-based Compensation
Summary of information related to the units/shares or awards

	Restricted	Weighted Average
	Stock Unit	Grant Date Fair Value
	Awards	per Share
Unvested at December 31, 2015	823,478	$10.71
Granted	1,024,786	3.67
Forfeited	(222,364)	8.91
Vested	(266,758)	11.20
Unvested at December 31, 2016	1,359,142	$5.60

Performance Share Unit Awards
Stock-based Compensation
Schedule of assumptions used for the Monte Carlo simulation model to determine the grant date fair value and associated compensation expense

	Performance Share Unit Awards
	2016	2015	2014
Forecast period (years)	2.60	2.67	2.62
Risk-free interest rate	1.00%	0.79%	0.61%
Jones stock price volatility	71.47%	52.87%	40.40%

Summary of information related to the units/shares or awards

	Performance	Weighted Average
	Share Unit	Grant Date Fair Value
	Awards	per Share
Unvested at December 31, 2015	586,331	$13.08
Granted	599,447	4.37
Forfeited	(60,064)	12.20
Vested	(183,641)	19.91
Unvested at December 31, 2016	942,073	$6.25

Performance Unit Awards
Stock-based Compensation
Schedule of assumptions used for the Monte Carlo simulation model to determine the grant date fair value and associated compensation expense

2016
Performance
Unit Awards
Forecast period (years)	2.60
Risk-free interest rate	1.00%
Jones stock price volatility	71.47%

Restricted Stock Awards
Stock-based Compensation
Summary of information related to the units/shares or awards

		Weighted Average
	Restricted	Grant Date Fair Value
	Stock Awards	per Share
Unvested at December 31, 2015	73,271	$6.71
Granted	152,050	3.68
Forfeited	—
Vested	(73,271)	6.71
Unvested at December 31, 2016	152,050	$3.68